UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
Christopher Menconi
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.   Schedule of Investments

YieldShares
Schedule of Investments ● High Income ETF

March 31, 2015 (Unaudited)
Description	Shares	Fair Value

CLOSED-END FUNDS — 99.4%
Asset Allocation — 11.8%
Calamos Global Dynamic Income Fund	321,265	$2,823,919
Clough Global Opportunities Fund	317,423	3,955,091
GAMCO Global Gold Natural Resources & Income Trust	579,777	4,029,450
		10,808,460
Equity — 24.4%
Alpine Global Premier Properties Fund	560,668	3,834,969
Alpine Total Dynamic Dividend Fund	442,180	3,939,824
BlackRock International Growth and Income Trust	488,328	3,462,246
Eaton Vance Tax-Managed Diversified Equity Income Fund	308,670	3,503,405
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	394,132	3,823,080
Voya Global Equity Dividend and Premium Opportunity Fund	450,648	3,749,391
		22,312,915
Fixed Income — 63.2%
Aberdeen Asia-Pacific Income Fund	583,448	3,138,950
AllianzGI Convertible & Income Fund	247,459	2,261,775
AllianzGI Convertible & Income Fund II	154,385	1,298,378
BlackRock Corporate High Yield Fund	344,899	3,849,073
BlackRock Multi-Sector Income Trust	101,821	1,778,813
Blackstone/GSO Strategic Credit Fund	152,760	2,471,657
DoubleLine Income Solutions Fund	199,754	3,965,117
Eaton Vance Limited Duration Income Fund	277,844	3,998,175
First Trust Intermediate Duration Preferred & Income Fund	177,312	3,982,428
Invesco Dynamic Credit Opportunities Fund	73,483	879,591
MFS Charter Income Trust	448,604	3,947,715
MFS Multimarket Income Trust	414,740	2,633,599
Morgan Stanley Emerging Markets Domestic Debt Fund	379,720	3,516,207
Nuveen Preferred Income Opportunities Fund	110,509	1,053,151
PIMCO Dynamic Credit Income Fund	184,374	3,764,917
Prudential Global Short Duration High Yield Fund	243,090	3,872,424
Prudential Short Duration High Yield Fund	184,679	3,004,727
Wells Fargo Advantage Income Opportunities Fund	140,807	1,239,102
Wells Fargo Advantage Multi-Sector Income Fund	109,682	1,464,255
Western Asset Emerging Markets Debt Fund	239,851	3,777,653
Western Asset High Income Fund II	250,541	2,011,844
		57,909,551

Total Closed-End Funds(Cost $94,553,179)		91,030,926

Description	Face Amount	Fair Value

Time Deposit — 0.40%
Brown Brothers Harriman, 0.03%, 04/01/15 (Cost 391,629)	$391,629	391,629

Total Investments - 99.8% (Cost $94,944,808)		$91,422,555

Percentages are based on Net Assets of $91,567,061.

As of March 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended March 31, 2015, there were no Level 3 investments.

†	At March 31, 2015, the tax basis cost of the Fund’s investments was $94,944,808, and the unrealized appreciation and depreciation were $241,705 and $(3,763,958), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-0400

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 28, 2015

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 28, 2015